SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Interest expenses on leases	$ 1,300
IFRS Sixteen [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease weighted average incremental borrowing rate			4.40%
Lease obligations	33,045		$ 13,627
Gross lease liabilities			15,400
Lease other adjustments			$ 200
IFRS Sixteen [Member] | Europe Member [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease other lease commitements				$ 1,600
IFRS Sixteen [Member] | Office equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right of use assets	74
Lease liabilities additional right of use assets	74
IFRS Sixteen [Member] | Office Space [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right of use assets	293
Lease liabilities additional right of use assets	293
IFRS Sixteen [Member] | Property Plant And Equipments [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets depreciation	600
Interest expenses on leases		$ 1.3
IFRS Sixteen [Member] | Investment property completed [member]
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right of use assets	20,500
Lease liabilities additional right of use assets	$ 20,500
Lease commitements				27,200
IFRS Sixteen [Member] | Investment property completed [member] | Year Two Thousand And Fourty Nine Member [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease future annual payment				500
IFRS Sixteen [Member] | Investment property completed [member] | Year Two Thousand And Ninety Six Member [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease future annual payment				$ 100